Non-controlling Interests - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Nov. 06, 2017	Nov. 01, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minority Interest [Line Items]
Equity-based compensation											$ 9,100	$ 5,400	$ 2,400
Income tax expense			$ 1,429	$ 2,770	$ 1,906	$ 192	$ 563	$ 655	$ 22	$ 589	$ 5,432	$ 1,266
Class A Common Stock [Member]
Minority Interest [Line Items]
Common stock, shares outstanding	23,337,705		28,522,000	24,960,000			23,338,000	23,338,000			24,960,000	23,338,000
Funko Acquisition Holdings, L.L.C. [Member]
Minority Interest [Line Items]
Ownership percentage			57.10%								50.20%	48.30%
Equity-based compensation			$ 2,200				$ 200				$ 6,400	$ 400
Income tax expense			$ 900				$ 200				$ 3,600	$ 500
Funko Acquisition Holdings, L.L.C. [Member] | Class A Common Stock [Member]
Minority Interest [Line Items]
Former Equity Owners indirect ownership interests exchanged for common units		12,921,039									12,921,039
Common stock conversion basis		one-for-one									one-for-one
Common stock, shares outstanding			28,500,000	25,000,000				23,300,000			25,000,000	23,300,000
IPO [Member] | Class A Common Stock [Member]
Minority Interest [Line Items]
Shares issued under IPO	10,416,666
IPO [Member] | Funko Acquisition Holdings, L.L.C. [Member] | Class A Common Stock [Member]
Minority Interest [Line Items]
Shares issued under IPO											10,416,666